Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Sales
Third parties/External parties	$ 184,425,717	$ 115,281,945	$ 367,750,405	$ 239,436,744	$ 533,913,328		$ 446,891,336
Related parties		35,607,658		58,217,477	92,771,589	[1]	111,860,732	[1]
Total Sales	184,425,717	150,889,603	367,750,405	297,654,221	626,684,917		558,752,069
Cost of sales
Third parties/External Parties	178,005,456	111,055,933	351,857,165	224,870,131	504,871,603		388,846,702
Related parties		37,977,326		58,276,685	99,797,931	[1]	102,076,731	[1]
Total Cost of sales	178,005,456	149,033,259	351,857,165	283,146,816	604,669,534		490,923,433
Gross profit	6,420,261	1,856,344	15,893,240	14,507,405	22,015,383		67,828,636
Operating expenses
Selling expenses	388,217	215,548	641,123	754,680	1,240,709		623,652
General and administrative expenses	2,656,620	4,529,744	5,266,815	7,764,824	17,858,807		9,517,814
Total operating expenses	3,044,837	4,745,292	5,907,938	8,519,504	19,099,516		10,141,466
Income (loss) from operations	3,375,424	(2,888,948)	9,985,302	5,987,901	2,915,867		57,687,170
Other income (expense):
Interest income	1,882,812	781,941	2,822,046	1,688,885	4,320,393		556,159
Interest expense	(2,930,281)	(2,638,734)	(7,308,982)	(5,835,364)	(15,796,772)		(9,945,389)
Foreign exchange (loss) gain, net	(542,352)	3,200,356	(364,518)	2,052,713	3,661,599		2,711,984
Liquidated damages expense		(1,300,730)		(1,300,730)	(2,493,326)
Other income (expense), net	147,022	1,689,404	(217,039)	3,716,178	3,102,661		(396,797)
Total other expense (income), net	(1,442,799)	1,732,237	(5,068,493)	321,682	(7,205,445)		(7,074,043)
Income (loss) before income taxes	1,932,625	(1,156,711)	4,916,809	6,309,583	(4,289,578)		50,613,127
Income tax expense	870,277	665,828	2,009,649	2,917,979	2,851,718	[2]	13,492,704	[2]
Net income (loss) attributable to Keyuan Petrochemicals Inc. stockholders	1,062,348	(1,822,539)	2,907,340	3,391,604	(7,141,296)		37,120,423
Dividends to Series A convertible Preferred stockholders						[3]	831,032	[3]
Dividends to Series B convertible preferred stockholders		306,247		602,507	1,205,014	[3]	306,247	[3]
Net income (loss) attributable to Keyuan Petrochemicals Inc. common stockholders	1,062,348	(2,128,786)	2,907,340	2,789,097	(8,346,310)		35,983,144
Net income (loss) attributable to Keyuan Petrochemicals, Inc. stockholders	1,062,348	(1,822,539)	2,907,340	3,391,604	(7,141,296)		37,120,423
Other comprehensive income
Foreign currency translation adjustment	130,680	617,550	708,091	1,174,874	3,235,395		2,247,635
Comprehensive Income (loss)	$ 1,193,028	$ (1,204,989)	$ 3,615,431	$ 4,566,478
Earnings (loss) per share:
- Basic	$ 0.02	$ (0.04)	$ 0.05	$ 0.05	$ (0.14)	[4]	$ 0.71	[4]
- Diluted	$ 0.02	$ (0.04)	$ 0.05	$ 0.05	$ (0.14)	[4]	$ 0.66	[4]
Weighted average number of shares of common stock used in calculation
Basic	57,646,160	57,579,239	57,646,160	57,578,896	57,585,040	[4]	50,929,526	[4]
Diluted	62,979,500	57,579,239	62,979,500	63,836,892	57,585,040	[4]	56,057,994	[4]

[1]	Note 24
[2]	Note 20
[3]	Note 14
[4]	Note 21